WARRANTS (Details) - $ / shares	3 Months Ended	12 Months Ended
	Jun. 30, 2018	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Number of Warrants, Outstanding and exercisable, Beginning balance	54,895,578	17,638,243	17,900,288	10,823,450
Number of Warrants, Issued				7,225,625
Number of Warrants, Exercised		(5,000,172)	(262,045)	(148,787)
Number of Warrants, Outstanding and exercisable, Ending balance	54,895,578	54,895,578	17,638,243	17,900,288
Weighted-Average Exercise Price, Outstanding and exercisable, Beginning balance	$ 0.3546	$ 1.35	$ 1.35	$ 1.35
Weighted-Average Exercise Price, Issued				1.35
Weighted-Average Exercise Price, Exercised		0.25	(0.80)	(0.80)
Weighted-Average Exercise Price, Outstanding and exercisable, Ending balance	$ 0.3546	$ 0.3546	$ 1.35	$ 1.35
Broker [Member]
Number of Warrants, Issued		400,014
Weighted-Average Exercise Price, Issued		$ 0.25
Warrant One [Member]
Number of Warrants, Issued		83,752
Weighted-Average Exercise Price, Issued		$ 0.749
Warrant Two [Member]
Number of Warrants, Issued		941,191
Weighted-Average Exercise Price, Issued		$ 1.2933
Common Shares One [Member]
Number of Warrants, Issued		16,006,322
Weighted-Average Exercise Price, Issued		$ 0.0625
Common Shares Two [Member]
Number of Warrants, Issued		2,348,587
Weighted-Average Exercise Price, Issued		$ 0.60
Common Shares Three [Member]
Number of Warrants, Issued		20,458,058
Weighted-Average Exercise Price, Issued		$ 0.4868
Common Shares Four [Member]
Number of Warrants, Issued		2,019,583
Weighted-Average Exercise Price, Issued		$ 0.2952